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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137895


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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                          FS VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:
                               POLARIS PLATINUM II
                                   POLARIS II
                                DATED MAY 1, 2008

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         On April 24, 2009 ("Liquidation Date"), the following Variable
Portfolios (collectively, "MTB Portfolios") were liquidated:

                          MTB Large Cap Growth Fund II
                           MTB Large Cap Value Fund II
               MTB Managed Allocation Fund - Aggressive Growth II
              MTB Managed Allocation Fund - Conservative Growth II

         On the Liquidation Date, any investment in the MTB Portfolios was automatically liquidated at the closing Accumulation Value and the liquidation proceeds moved into the Cash Management Variable Portfolio ("Cash Management Portfolio"). In addition, existing instructions or instructions received on or after the Liquidation Date for Purchase Payment allocations, transfers, investment requirements, dollar cost averaging or automatic rebalancing into the MTB Portfolios are automatically directed to the Cash Management Portfolio.

         If you were invested in one or more of the MTB Portfolios on the Liquidation Date, your liquidation proceeds were allocated to the Cash Management Portfolio. If you would like to transfer out of the Cash Management Portfolio, you may give us instructions to transfer to another Variable Portfolio by completing the enclosed transfer form or calling us at the telephone number below. The enclosed transfer form lists the available Variable Portfolios in your contract in which you may transfer your liquidation proceeds.

         Neither our automatic transfer of the liquidated proceeds to the Cash Management Portfolio, nor your transfer out of the Cash Management Portfolio within 60 days after the Liquidation Date, will count against the number of free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions or would like to obtain a prospectus, you may contact our Service Center at 1-800-445-7862.


Dated: April 24, 2009

               Please keep this supplement with your prospectus.